Term Loan Payable (Tables) (Predecessor, Term Loan)	12 Months Ended
Dec. 31, 2012
Predecessor | Term Loan
Schedule of estimated principal payments of borrowings
Year Ending December 31,
2013	$142,441
Total	$142,441